Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of effect of lease costs in the company's consolidated statement of operations and comprehensive loss
The following table sets forth information about lease costs for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31,
Finance lease cost	2024	2023
Amortization of ROU assets	$114	$134
Interest on lease liabilities	31	42
Operating lease cost	351	351
Short-term lease cost	176	150
Variable lease cost	249	206

Total lease costs	$921	$883

The following table sets forth information about lease costs for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Finance lease cost	2023	2022
Amortization of ROU assets	$488	$359
Interest on lease liabilities	151	106
Operating lease cost	1,404	1,404
Short-term lease cost	749	389
Variable lease cost	786	907
Sublease income	—	(253)

Total lease costs	$3,578	$2,912

Schedule of information about the company's leases
The following table sets forth information about the Company’s leases for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31,
Cash paid for amounts included in the measurement of lease liabilities	2024	2023
Finance leases - financing cash flows	$118	$144
Finance leases - operating cash flows	31	42
Operating leases - operating cash flows	381	370
Weighted-average remaining lease terms (in years)
Finance leases	2.99	3.97
Operating leases	1.84	2.84
Weighted-average discount rate
Finance leases	9.65%	9.54%
Operating leases	8.25%	8.25%

The following table sets forth information about the Company’s leases for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities	2023	2022
Finance leases - financing cash flows	$499	$393
Finance leases - operating cash flows	151	106
Operating leases - operating cash flows	1,235	1,470
ROU assets obtained in exchange for lease liabilities
Finance leases	—	1,340
Weighted-average remaining lease terms (in years)
Finance leases	3.23	4.19
Operating leases	2.09	3.09
Weighted-average discount rate
Finance leases	9.62%	9.49%
Operating leases	8.25%	8.25%

Schedule in tabular form of maturity of operating and finance leases
The following table presents the maturity of the Company’s finance and operating lease liabilities for the three months ended March 31, 2024 (in thousands):

Year ended December 31,	Finance Leases	Operating Leases
2024 (remaining)	$434	$1,154
2025	552	1,580
2026	363	132
2027	44	—
2028	—	—
Thereafter	—	—

Total lease payments	1,393	2,866
Less: interest	(160)	(198)

Total lease liabilities	$1,233	$2,668

The following table presents the maturity of the Company’s finance and operating lease liabilities for the year ended December 31, 2023 (in thousands):

Year ended December 31,	Finance Leases	Operating Leases
2024	$583	$1,534
2025	552	1,580
2026	363	132
2027	44	—
2028	—	—
Thereafter	—	—

Total lease payments	1,542	3,246
Less: interest	(191)	(254)

Total lease liabilities	$1,351	$2,992